Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating loss			$ (12,478,000)	$ (1,669,000)	$ (23,163,000)	$ (4,464,000)	$ (7,519,294)	$ (7,392,114)
Interest expense				(1,000)	(1,000)	(2,000)	(2,854)
SAFE instruments remeasurement			(15,533,000)		(62,993,000)
Warrant remeasurement			(322,000)		(2,604,000)	(1,000)
Other income, net			57,000	3,000	96,000	80,000	84,808	62,218
Net loss before taxes			(28,276,000)	(1,667,000)	(88,665,000)	(4,387,000)	(7,437,340)	(7,329,896)
Provision for income taxes
Other income (expense):
Net loss			(28,276,000)	(1,667,000)	(88,665,000)	(4,387,000)	$ (7,437,340)	$ (7,329,896)
Other comprehensive loss, net of taxes
Unrealized losses on available-for-sale securities			7,000		(7,000)
Cumulative translation adjustment			(57,000)		(57,000)
Total comprehensive loss			$ (28,326,000)	$ (1,667,000)	$ (88,729,000)	$ (4,387,000)
Losses per share
Losses per share – Basic (in Dollars per share)			$ (4.93)	$ (0.42)	$ (16.76)	$ (1.11)	$ (1.88)	$ (1.97)
Losses per share – Diluted (in Dollars per share)			$ (4.93)	$ (0.42)	$ (16.76)	$ (1.11)	$ (1.88)	$ (1.97)
Weighted average number of shares outstanding – Basic (in Shares)			5,734,865	3,997,238	5,290,676	3,949,360	3,962,932	3,727,064
Weighted average number of shares outstanding – Diluted (in Shares)			5,734,865	3,997,238	5,290,676	3,949,360	3,962,932	3,727,064
Revenue			$ 2,202,000	$ 108,000	$ 3,563,000	$ 200,000	$ 200,000
Cost of sales			1,375,000	325,000	2,736,000	417,000	417,106
Gross loss (Profit)			827,000	(217,000)	827,000	(217,000)	(217,106)
Operating expenses:
Selling, general, and administrative			8,687,000	770,000	15,099,000	2,107,000	3,719,254	2,689,591
Research and development			4,618,000	682,000	8,891,000	2,140,000	3,582,934	4,702,523
Total operating expenses			13,305,000	$ 1,452,000	23,990,000	$ 4,247,000	$ 7,302,188	$ 7,392,114
Athena Technology Acquisition Corp
Formation and operating costs		$ 761	1,569,345		3,566,747
Operating loss			(1,569,345)		(3,566,747)
Other income (expense):
Interest income on marketable securities held in Trust Account			3,217		13,873
Offering costs allocated to warrants					(566,948)
Change in fair value of warrant liability			(4,197,665)		(1,392,083)
Total other expense			(4,194,448)		(1,945,158)
Net loss		$ (761)	$ (5,763,793)		$ (5,511,905)
Losses per share
Weighted average shares outstanding (in Shares)	[1]	8,566,667
Basic and diluted net loss per share (in Dollars per share)		$ 0
Class A Common Stock | Athena Technology Acquisition Corp
Losses per share
Weighted average shares outstanding (in Shares)			25,700,000		18,357,143
Basic and diluted net loss per share (in Dollars per share)			$ (0.17)		$ (0.2)
Class B Common Stock | Athena Technology Acquisition Corp
Losses per share
Weighted average shares outstanding (in Shares)			8,566,667		8,566,667
Basic and diluted net loss per share (in Dollars per share)			$ (0.17)		$ (0.2)

[1]	This number excludes an aggregate of up to 1,250,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).